Cash, cash equivalents and restricted cash - Summary of cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,686,367	$ 1,379,180	$ 2,696,068
Restricted cash	113,052	100,564	150,081
Total cash, cash equivalents and restricted cash	$ 1,799,419	$ 1,479,744	$ 2,846,149	$ 1,401,582